Claims with probable chance of loss and contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	R$ 1,153,830	R$ 1,151,087
Labor claims member
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	268,758	280,066
Tax claims member | Normal operation member
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	715,099	692,735
Tax claims member | Normal operation member | I r and c s l member
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	61,946	61,342
Tax claims member | Normal operation member | P i s and c o f i n s member
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	299,202	291,783
Tax claims member | Normal operation member | I c m s member
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	331,094	319,851
Tax claims member | Normal operation member | Other tax claims member
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	22,857	19,759
Corporate claims member
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	94,826	126,057
Civil claims and other member
ProvisionsForLegalProceedingsLineItems [Line Items]
Contingencies	R$ 75,147	R$ 52,229